CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Cash flows from operating activities:
Net earnings for the period	$ 3,366	$ 1,978	$ 1,101
Adjustments to reconcile net earnings to net cash provided by operating activities:
Amortization of premiums and discounts on investment and mortgage-backed securities, net	(118)	18	29
Depreciation	573	317	317
Amortization expense related to stock benefit plans	357	730	706
Amortization of deferred loan origination fees	185	105	(13)
Amortization of intangible assets	270
Amortization of fair value adjustments	(1,526)
Proceeds from sale of loans in the secondary market	49,454	26,771	23,486
Loans originated for sale in the secondary market	(45,814)	(29,734)	(23,100)
Gain on sale of loans	(864)	(694)	(386)
Gain (loss) on sale of real estate acquired through foreclosure	(85)	23	102
Impairment on real estate acquired through foreclosure	510	107
Federal Home Loan Bank stock dividends		(6)
Earnings on bank-owned life insurance	(292)	(138)	(137)
Provision for losses on loans	700	550	853
Increase (decrease) in cash due to changes in:
Accrued interest receivable on loans	28	149	85
Accrued interest receivable on mortgage-backed securities	20	13	(4)
Accrued interest receivable on investments and interest-bearing deposits	23	(70)	144
Prepaid expenses and other assets	248	81	(1,294)
Accrued interest payable	(737)	(37)	(36)
Accounts payable and other liabilities	(2,031)	330	556
Federal income taxes
Current	910	(331)	82
Deferred	1,041	78	(17)
Net cash flows provided by operating activities	6,218	240	2,474
Cash flows used in investing activities:
Principal repayments on loans	75,755	58,585	63,429
Loan disbursements	(44,264)	(33,991)	(42,662)
Loans purchased		(541)	(1,700)
Purchase of investment securities - available for sale	(89,289)	(118,720)	(76,936)
Proceeds from maturity of investment securities - available for sale	74,550	85,101	44,000
Proceeds from maturity of investment securities - held to maturity			7,000
Proceeds from maturity of municipal obligations - held to maturity	100		565
Purchase of mortgage-backed securities - available for sale			(5,267)
Principal repayments on mortgage-backed securities - available for sale	1,441	694	1,033
Principal repayments on mortgage-backed securities - held to maturity	612	965	1,171
Additions to real estate acquired through foreclosure	(100)	(107)	(222)
Proceeds from sale of real estate acquired through foreclosure	2,887	531	710
Purchase of office premises and equipment	(1,236)	(38)	(238)
Proceeds from the sale of office premises and equipment			1
Cash paid for acquisition, net of cash received	(4,200)
Net cash flows provided by (used in) investing activities	16,256	(7,521)	(9,116)
Cash flows provided by financing activities:
Net increase in deposits - net of acquisition	14,006	21,948	19,856
Proceeds from Federal Home Loan Bank advances - net of acquisition	11,000	10,000
Repayments on Federal Home Loan Bank advances - net of acquisition	(29,813)	(16,372)	(10,932)
Repayments on other borrowings	(1,490)
Advances by borrowers for taxes and insurance	(268)	(61)	37
Stock option expense, net	20	96	248
Treasury stock repurchases		(32)	(29)
Proceeds from stock conversion	12,643
Dividends paid on common stock	(1,581)	(1,432)	(1,268)
Net cash flows provided by financing activities	4,517	14,147	7,912
Net increase in cash and cash equivalents	26,991	6,866	1,270
Cash and cash equivalents at beginning of period	18,149	11,283	10,013
Cash and cash equivalents at end of period	45,140	18,149	11,283
Cash paid during the period for:
Federal income taxes	235	1,238	537
Interest on deposits and borrowings	6,000	4,661	6,549
Supplemental disclosure of noncash investing activities:
Transfer of loans to real estate acquired through foreclosure	2,597	513	1,574
Loans originated upon sales of real estate acquired through foreclosure			193
Recognition of mortgage servicing rights	$ 302	$ 206	$ 182